LINES OF CREDIT AND FHLB ADVANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Maturities of Federal Home Loan Bank Advances
Total	$ 14,100	$ 13,000
Federal Home Loan Bank Advances Five [Member]
Debt Instrument [Line Items]
Maturity Date	Mar. 29, 2018
Maturities of Federal Home Loan Bank Advances
Year One	$ 2,000
Year Three		$ 2,000
Interest Rate	1.88%	1.88%
Federal Home Loan Bank Advances Six [Member]
Debt Instrument [Line Items]
Maturity Date	Feb. 21, 2017
Maturities of Federal Home Loan Bank Advances
Year Two	$ 2,100
Interest Rate	0.63%
Federal Home Loan Bank Advances Seven [Member]
Debt Instrument [Line Items]
Maturity Date	Feb. 22, 2019
Maturities of Federal Home Loan Bank Advances
Year Three	$ 10,000
Interest Rate	1.17%
Federal Home Loan Bank Advances One [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 21, 2016
Maturities of Federal Home Loan Bank Advances
Year One		$ 2,000
Interest Rate		0.54%
Federal Home Loan Bank Advances Two [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 29, 2016
Maturities of Federal Home Loan Bank Advances
Year One		$ 3,000
Interest Rate		0.38%
Federal Home Loan Bank Advances Three [Member]
Debt Instrument [Line Items]
Maturity Date	Jul. 29, 2016
Maturities of Federal Home Loan Bank Advances
Year One		$ 1,000
Interest Rate		0.87%
Federal Home Loan Bank Advances Four [Member]
Debt Instrument [Line Items]
Maturity Date	Nov. 19, 2016
Maturities of Federal Home Loan Bank Advances
Year One		$ 5,000
Interest Rate		0.49%